General New York
Municipal Money
Market Fund



ANNUAL REPORT
November 30, 2001







The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            11   Statement of Assets and Liabilities

                            12   Statement of Operations

                            13   Statement of Changes in Net Assets

                            14   Financial Highlights

                            16   Notes to Financial Statements

                            21   Report of Independent Auditors

                            22   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                               General New York
                                                    Municipal Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this annual report for General New York Municipal Money Market Fund, covering the 12-month period from December 1, 2000 through November 30, 2001. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Joseph Irace.

Even before the devastating terrorist attacks of September 11, a slowing economy had prompted the Federal Reserve Board (the "Fed") to reduce short-term interest rates aggressively. After the attacks, the Fed reduced rates even further in an attempt to offset the adverse economic effects that resulted from the disruption in business activity and consumer spending. Recent events have prolonged existing economic weakness, but we believe that the U.S. may begin to see signs of economic recovery in the months ahead.

In the meantime, there is little doubt that money market yields will remain low and that the investment environment will continue to be challenging. At times like these, emotions should be set aside in favor of an objective, rational view of prevailing risks and opportunities. It is important during any time of market uncertainty to seek professional management and professional advice, both of which are cornerstones of our investment approach. We encourage you to contact your financial advisor for information about ways to refine your investment strategies.

For additional market perspectives, we have created "Investing In Uncertain Markets," a publication designed to help you weather the storm through the long-term application of four fundamental principles of successful investing. Visit www.dreyfus.com to order or download a copy.

Thank you for your continued confidence and support.

Sincerely,

/s/Stephen E. Canter
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 14, 2001

2



DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did General New York Municipal Money Market Fund perform during the period?

For the 12-month period ended November 30, 2001, the fund's Class A shares produced a 2.37% yield and Class B shares produced a 2.01% yield. Taking into account the effects of compounding, the fund's Class A and Class B shares produced effective yields of 2.40% and 2.03%, respectively, during the same period.(1)

We attribute the fund's performance to a weakening economy, which led to the nation's first recession of the 21st century. In an effort to stimulate renewed economic growth, the Federal Reserve Board (the "Fed") reduced interest rates
aggressively.   Yields   on   tax-exempt   money   market   securities  declined
commensurately.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

In so doing, we employ two primary strategies. First, we normally attempt to add value by constructing a portfolio substantially of high quality, tax-exempt money market instruments that provide income exempt from federal, New York state and New York city personal income taxes. Second, we actively manage the
portfolio's   average   maturity  in  anticipation  of  what  we  believe  are
supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the portfolio, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the
                                                                      The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

portfolio's average maturity. If we anticipate a limited new-issue supply, we may then look to extend the portfolio's average maturity to maintain current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends along with future supply-and-demand considerations.

What other factors influenced the fund's performance?

Falling interest rates in a weakening economy represented the primary driver of the fund's performance during the reporting period. Early signs of economic deterioration emerged as the reporting period began, causing tax-exempt yields to decline. Soon thereafter, the Fed began to take steps to stimulate economic growth, reducing short-term interest rates by 0.50 percentage points each in two separate moves in January 2001. The Fed subsequently eased eight more times during the reporting period, reducing the benchmark federal funds rate a total of 4.50 percentage points, its lowest level since the 1960s. Yields on one-year tax-exempt notes declined accordingly.

The fund was also influenced by the September 11 terrorist attacks. This unexpected shock pushed an already faltering economy into recession, delaying any prospect of recovery. Investors concerned about a falling stock market, a weak economy and a newly unstable international political situation flocked to high quality, short-term securities. This spike in demand for a limited number of investments caused tax-exempt yields to fall even further.

In this environment, we generally maintained the fund's weighted average maturity at a point that was longer than its peer group average. This positioning proved advantageous, because it enabled us to lock in higher then prevailing yields as short-term interest rates fell. However, as of the end of the reporting period, approximately 63% of the fund's assets was invested in variable-rate demand notes (VRDNs), on which yields are reset either daily or weekly. This emphasis on VRDNs was primarily the result of low yields on longer term notes; it has recently made little sense, in our opinion, to lock in such then current low yields for any longer than we believe necessary. One of the

4

few exceptions was tax-exempt notes issued for New York City in October to finance recovery operations at Ground Zero, which were offered at relatively attractive yields and enabled us to modestly extend the fund's weighted average maturity.

What is the fund's current strategy?

With the economy in recession and the outlook unclear, we have strived to maintain a "laddered" portfolio of municipal notes, in which holdings mature in stages to help protect the fund against unexpected changes in interest rates. However, with yields on municipal notes currently at very low levels, we have recently focused primarily on VRDNs. As existing municipal notes have matured, we believe we have had little choice but to reinvest the proceeds in VRDNs -- and, to a lesser extent, commercial paper -- at today' s low yields.

December 14, 2001

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-NEW YORK RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE YIELD PROVIDED FOR THE FUND'S CLASS B SHARES REFLECTS THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B YIELD WOULD HAVE BEEN LOWER.

                                                                     The Fund  5

November 30, 2001

STATEMENT OF INVESTMENTS



                                                                                              Principal
TAX EXEMPT INVESTMENTS--99.1%                                                                 Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

Babylon, GO Notes, VRDN 1.25% (Insured; AMBAC

   and LOC; Bank of Nova Scotia)                                                              3,500,000  (a)           3,500,000

Broome County, GO Notes, BAN 3.40%, 4/1/2002                                                 14,300,000               14,319,028

Byram Hills Central School District, GO Notes, BAN

   3.50%, 12/20/2001                                                                         17,000,000               17,004,654

Colonie Industrial Development Agency, IDR, VRDN

  (Altx Inc. Project):

      1.80% (LOC; Key Bank)                                                                   2,780,000  (a)           2,780,000

      2% (LOC; Key Bank)                                                                         60,000  (a)              60,000

Dutchess County Industrial Development Agency, Civic

  Facility Revenue, VRDN (Marist College Civic Facility)

   1.40% (LOC; Key Bank)                                                                      7,000,000  (a)           7,000,000

Islip Industrial Development Agency, IDR, VRDN

  (Brentwood Distribution Co. Facility) 1.60%

   (LOC; Fleet Bank)                                                                          1,000,000  (a)           1,000,000

Ithaca City, GO Notes, BAN 3.60%, 1/18/2002                                                   5,870,171                5,874,289

Town of Lancaster Industrial Development Agency, Civic

  Facility Revenue, VRDN (Greenfield Manor Project)

   1.27% (LOC; Manufacturers and Traders Bank)                                                3,300,000  (a)           3,300,000

Long Island Power Authority, Electric System Revenue

  CP 1.60%, 1/22/2002 (Liquidity Facility: Banque Paribas,

  Bayerische Landesbank, Morgan Guaranty Trust Co. and

   State Street Bank and Trust Co.)                                                          13,000,000               13,000,000

Metropolitan Transportation Authority, Transit Facilities

   Revenue, CP 2%, 12/19/2001 (LOC; ABN-AMRO Bank)                                           12,500,000               12,500,000

Monroe County Industrial Development Agency, Civic Facility

  Revenue, VRDN (Heritage Christian Home Project):

      1.65% (LOC; Key Bank)                                                                   4,775,000  (a)           4,775,000

      1.85% (LOC; Key Bank)                                                                     130,000  (a)             130,000

Monroe Tobacco Asset Securitization Corporation

  Tobacco Settlement Revenue, VRDN 1.69%

   (Liquidity Facility; Merrill Lynch)                                                        3,000,000  (a)           3,000,000

New Rochelle City School District, GO Notes, BAN

   3.75%, 12/21/2001                                                                          4,000,000                4,001,005

New York City, GO Notes, VRDN:

   1.20% (Insured and Liquidity Facility; FGIC)                                              15,600,000  (a)          15,600,000

   1.25% (LOC; Commerzbank)                                                                  15,000,000  (a)          15,000,000

   1.25% (LOC; Morgan Guaranty Trust Co.)                                                    15,000,000  (a)          15,000,000

New York City Housing Development Corporation, VRDN:

  MFHR (West 54th Street Development Project)

      1.25% (LOC; Key Bank)                                                                  25,625,000  (a)          25,625,000


 6
                                                                                             Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

New York City Housing Development Corporation, VRDN (continued):

  Multi-Family Rental Housing Revenue:

      (Brittany Development) 1.20% (Insured; FNMA)                                            6,000,000  (a)           6,000,000

      (Carnegie Park) 1.20% (Insured; FNMA)                                                  15,000,000  (a)          15,000,000

      (Columbus Green) 1.20%                                                                  9,975,000  (a)           9,975,000

      (Montery) 1.20% (Insured; FNMA)                                                        28,250,000  (a)          28,250,000

New York City Industrial Development Agency, VRDN:

  Civic Facility Revenue (Brooklyn United Methodist Project)

      1.40% (LOC; The Bank of New York)                                                       3,000,000  (a)           3,000,000

   IDR (Allway Tools Inc., Additional Project)

      1.50% (LOC; Citibank)                                                                   2,400,000  (a)           2,400,000

   Special Facility Revenue (Korean Air Lines Co.)

      1.45% (LOC; Citibank)                                                                   6,100,000  (a)           6,100,000

New York City Municipal Water Finance Authority, CP

  2.05%, 1/3/2002 (LOC: Bayerische Landesbank,

  Landesbank Hessen-Thuringen Gironzentrale

   and Westdeutsche Landesbank)                                                               6,000,000                5,999,165

New York City Transitional Finance Authority, Revenue:

   BAN 2.75%, 11/13/2002                                                                     10,000,000               10,080,202

   GO Notes 3.25%, 10/2/2002                                                                 16,500,000               16,651,165

   VRDN 1.25% (LOC; Bank of Nova Scotia)                                                     20,000,000  (a)          20,000,000

New York City Trust Cultural Resources, Recreational
   Revenue VRDN (American Museum of Natural History)
   1.25% (Insured; MBIA and Liquidity Facility;
   Landesbank Hessen Thuringen Gironzentrale)                                                 2,915,000  (a)           2,915,000

New York Counties Tobacco Trust, VRDN

   1.59% (Liquidity Facility; Merrill Lynch)                                                  5,495,000  (a)           5,495,000

New York State Dormitory Authority, Revenues:

   CP (Cornell University) 2.50%, 12/11/2001                                                 10,000,000               10,000,000

   VRDN:

      (Glen Eddy Inc.) 1.25% (LOC; Fleet Bank)                                                5,000,000  (a)           5,000,000

      (Miriam Osborn Memorial Home)

         1.50% (LOC; BNP Paribas)                                                             1,850,000  (a)           1,850,000

New York State Energy Research and Development Authority

  PCR:

    (New York State Electric and Gas):

         4.35%, 12/1/2001 (LOC; Fleet Bank)                                                  11,700,000               11,700,000

         3.15%, 3/15/2002 (LOC; Morgan Guaranty Trust Co.)                                    4,500,000                4,500,000

         2.15%, 10/15/2002 (LOC; JP Morgan Chase & Co.)                                       4,500,000                4,500,000

      VRDN (Niagara Mohawk Power Corp):

         1.55%, Series A (LOC; Morgan Guaranty Trust Co.)                                    30,800,000  (a)          30,800,000

         1.55%, Series B (LOC; Morgan Guaranty Trust Co.)                                     2,000,000  (a)           2,000,000

                                                                                                                   The Fund  7

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

New York State Housing Finance Agency, Revenue, VRDN:

   1.50% (Insured; FNMA)                                                                     10,000,000  (a)          10,000,000

   (Normandie Court I Project) 1.15% (LOC;
      Landesbank Hessen-Thuringen Gironzentrale)                                              7,800,000  (a)           7,800,000

New York State Local Government Assistance Corporation

   Sales Tax Revenue, VRDN 1.20% (LOC: Bayerische
   Landesbank and Westdeutsche Landesbank)                                                    9,300,000  (a)           9,300,000

New York State Medical Care Facilities Finance Agency

  Revenues, VRDN:

    Pooled Equipment Loan Program 1

         1.30% (LOC; Chase Manhattan Bank)                                                    1,100,000  (a)           1,100,000

      Pooled Equipment Loan Program II

         1.30% (LOC; JP Morgan Chase & Co.)                                                   1,960,000  (a)           1,960,000

New York State Mortgage Agency, Housing Revenue

   2.20%, 10/1/2002                                                                           7,000,000                7,000,000

New York State Power Authority, CP:

   2.45%, 1/15/2002 (Liquidity Facility: The Bank
      of New York, Bank of Nova Scotia, Bayerische
      Landesbank, Commerzbank, Dexia Credit Locale
      de France, First Union Bank, Landesbank Hessen-
      Thurngen Gironzentrale, JP Morgan Chase & Co.
      and State Street Bank and Trust Co.)                                                    5,000,000                5,000,000

   1.75%, 1/30/2002 (Liquidity Facility: The Bank
      of New York, Bank of Nova Scotia, Bayerische
      Landesbank, Commerzbank, Dexia Credit Locale
      de France, First Union Bank, Landesbank Hessen-
      Thurngen Gironzentrale, JP Morgan Chase & Co.
      and State Street Bank and Trust Co.)                                                    4,000,000                4,000,000

Oneida County, GO Notes, Public Improvements
   4.25%, 4/15/2002 (Insured; AMBAC)                                                          1,124,750                1,129,259

Oneida County Industrial Development Agency
   IDR, VRDN (CMB Oriskany) 1.60% (LOC; The Bank
      of New York and NBT Bank N.A.)                                                          2,660,000  (a)           2,660,000

Onondaga County Industrial Development Agency
   IDR, VRDN (Edgecomb Metals Co. Project)
   1.55% (LOC; Wells Fargo Bank)                                                              2,000,000  (a)           2,000,000

The Port Authority of New York and New Jersey:

  CP 2.35%, 12/10/2001 (LOC: Bank of Nova Scotia,

      Lloyds TBS Bank and JP Morgan Chase & Co.)                                              7,160,000                7,160,000

   Special Obligation Revenue, Versatile Structure
      Obligation, VRDN 1.75% (LOC; Landesbank
      Hessen--Thurngen Gironzentrale)                                                         3,900,000  (a)           3,900,000

8
                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

Poughkeepsie Industrial Development Agency

  Senior Living Facility Revenue, VRDN

   (Manor at Woodside Project) 1.50%
   (LOC; The Bank of New York)                                                                5,000,000  (a)           5,000,000

Saint Lawrence County, IDR, VRDN

   (Newspapers Corp.) 1.80% (LOC; Key Bank)                                                   3,000,000  (a)           3,000,000

Sandy Creek Central School District, GO Notes, BAN

   3.25%, 7/12/2002                                                                           5,000,000                5,008,889

Spencerport Central Shool District, GO Notes, BAN

   3.25%, 5/17/2002                                                                           5,000,000                5,011,442

Triborough Bridge and Tunnel Authority, Revenues, BAN

   5%, 1/17/2002                                                                              3,000,000                3,007,459

Warren and Washington Counties Industrial
   Development Agency Civic Facility Revenue, VRDN
   (Glen at Hiland Meadows Project) 1.25%
   (LOC: PNC Bank and Sovereign Bank FSB)                                                     5,000,000  (a)           5,000,000

Yonkers Industrial Development Agency, Civic
   Facility Revenue, VRDN (Consumer Union Facility)
   1.25% (Insured; AMBAC)                                                                     3,100,000  (a)           3,100,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $457,820,292)                                                             99.1%              457,821,557

CASH AND RECEIVABLES (NET)                                                                          .9%                4,362,667

NET ASSETS                                                                                       100.0%              462,184,224

                                                                                                               The Fund  9


STATEMENT OF INVESTMENTS (CONTINUED)

Summary of Abbreviations

AMBAC                 American Municipal Bond               GO                    General Obligation
                          Assurance Corporation
                                                            IDR                   Industrial Development Revenue
BAN                   Bond Anticipation Notes
                                                            LOC                   Letter of Credit
CP                    Commercial Paper
                                                            MBIA                  Municipal Bond Investors
FGIC                  Financial Guaranty Insurance                                    Assurance Insurance Corporation
                          Company
                                                            MFHR                  Multi-Family Housing Revenue
FNMA                  Federal National Mortgage
                          Association                       PCR                   Pollution Control Revenue

                                                            VRDN                  Variable Rate Demand Notes




Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+/F1                           VMIG1/MIG1, P1                  SP1+/SP1, A1+/A1                                 88.4

AAA/AA (b)                       Aaa/Aa (b)                      AAA/AA (b)                                        2.1

Not Rated (c)                    Not Rated (c)                   Not Rated (c)                                     9.5

                                                                                                                 100.0

(A)  SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE-SUBJECT TO PERIODIC
     CHANGE.

(B)  NOTES WHICH ARE NOT F, MIG OR SP RATED ARE REPRESENTED BY BOND RATINGS OF
     THE ISSUERS.

(C)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
     HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

10

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2001

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           457,820,292  457,821,557

Cash                                                                 2,074,005

Interest receivable                                                  2,514,922

Prepaid expenses                                                        38,929

                                                                   462,449,413
-------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                          219,391

Accrued expenses                                                        45,798

                                                                       265,189
-------------------------------------------------------------------------------

NET ASSETS ($)                                                     462,184,224
-------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                    462,214,640

Accumulated net realized gain (loss) on investments                    (31,681)

Accumulated gross unrealized appreciation on investments                 1,265
-------------------------------------------------------------------------------

NET ASSETS ($)                                                     462,184,224

NET ASSET VALUE PER SHARE

                                                         Class A       Class B
-------------------------------------------------------------------------------

Net Assets ($)                                       420,604,604    41,579,620

Shares Outstanding                                   420,645,796    41,576,912
-------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                               1.00          1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    The Fund  11

STATEMENT OF OPERATIONS

Year Ended November 30, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     13,265,693

EXPENSES:

Management fee--Note 2(a)                                            2,235,573

Shareholder servicing costs--Note 2(c)                                 505,469

Distribution fees--Note 2(b)                                           105,169

Custodian fees                                                          51,326

Professional fees                                                       35,494

Prospectus and shareholders' reports                                    31,095

Registration fees                                                       29,596

Trustees' fees and expenses--Note 2(d)                                  15,003

Miscellaneous                                                           10,237

TOTAL EXPENSES                                                       3,018,962

Less--reduction in shareholder servicing costs
  due to undertaking--Note 2(c)                                        (35,909)

NET EXPENSES                                                         2,983,053

INVESTMENT INCOME--NET                                              10,282,640
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1($):

Net realized gain (loss) on investments                                 26,490

Net unrealized appreciation (depreciation) on Investments                 (122)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                  26,368

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                10,309,008

SEE NOTES TO FINANCIAL STATEMENTS.

12

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended November 30,
                                             -----------------------------------
                                                     2001             2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         10,282,640       14,642,937

Net realized gain (loss) on investments            26,490               --

Net unrealized appreciation
   (depreciation) on investments                     (122)           1,387

NET INCREASE (DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS                   10,309,008       14,644,324
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                 (9,306,415)     (12,421,980)

Class B shares                                   (976,225)      (2,220,957)

TOTAL DIVIDENDS                               (10,282,640)     (14,642,937)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share)

Net proceeds from shares sold:

Class A shares                                922,949,664      836,516,622

Class B shares                                129,757,851      258,357,225

Dividends reinvested:

Class A shares                                  8,991,599       11,977,017

Class B shares                                    957,216        2,169,435

Cost of shares redeemed:

Class A shares                               (893,018,527)    (844,952,423)

Class B shares                               (125,193,682)    (317,757,875)

INCREASE (DECREASE) IN NET ASSETS FROM

   BENEFICIAL INTEREST TRANSACTIONS            44,444,121      (53,689,999)

TOTAL INCREASE (DECREASE) IN NET ASSETS        44,470,489      (53,688,612)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           417,713,735      471,402,347

END OF PERIOD                                 462,184,224      417,713,735

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    The Fund  13


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                                                         Year Ended November 30,
                                                                 -------------------------------------------------------------------
CLASS A SHARES                                                          2001        2000         1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                    1.00        1.00         1.00          1.00          1.00

Investment Operations:

Investment income--net                                                  .024        .033         .024          .027          .029

Distributions:

Dividends from investment
   income--net                                                         (.024)      (.033)       (.024)        (.027)        (.029)

Net asset value, end of period                                          1.00        1.00         1.00          1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                        2.40        3.36         2.45          2.77          2.98
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                  .63         .67          .68           .68           .66

Ratio of net investment income

   to average net assets                                                2.35        3.31         2.42          2.74          2.94
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                420,605     381,658      378,115       405,054       440,750

SEE NOTES TO FINANCIAL STATEMENTS.

14



                                                                                         Year Ended November 30,
                                                                 -------------------------------------------------------------------
CLASS B SHARES                                                          2001        2000         1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                    1.00        1.00         1.00          1.00          1.00

Investment Operations:

Investment income--net                                                  .020        .030         .021          .024          .027

Distributions:

Dividends from investment
   income--net                                                         (.020)      (.030)       (.021)        (.024)        (.027)

Net asset value, end of period                                          1.00        1.00         1.00          1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                        2.03        3.05         2.12          2.47          2.68
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                  .98         .98          .98           .98           .95

Ratio of net investment income

   to average net assets                                                1.89        2.94         2.14          2.44          2.64

Decrease reflected in above expense

  ratios due to undertakings by

   The Dreyfus Corporation                                               .07         .08          .10           .08           .08
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                 41,580      36,056       93,287        46,997        42,169

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    The Fund  15


NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

General New York Municipal Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to maximize current income exempt from Federal, New York State and New York City income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares which are sold to the public without a sales charge.

The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A and Class B. Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

16

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $33,831, during the period ended November 30, 2001 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

                                                                    The Fund 17

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The fund has an unused capital loss carryover of approximately $32,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2001. If not applied, $13,000 of the carryover expires in fiscal 2002 and $19,000 expires in fiscal 2003.

At November 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2001, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Distribution Plan with respect to Class B ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate of .20 of 1% of the value of the average daily net assets. During the period November 30, 2001, Class B shares were charged $105,169 pursuant to the Class B Distribution Plan.

18

(c) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor, an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2001, Class A shares were charged $206,867 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan"), Class B shares pay the Distributor, at an annual rate of .25 of 1% of the value of the average daily net assets of Class B shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2000 through October 30, 2001, that if the aggregate expenses of Class B shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .98 of 1% of the value of the average daily net assets of Class B, the Manager would reimburse the expenses of the fund under the Class B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under such Class B Shareholder Services Plan. The Manager has undertaken from October 31, 2001 through November 30, 2001, that if the aggregate expenses of Class B shares (exclusive of certain expenses as described above) exceed an annual rate of 1% of the value of the average daily net assets of Class B, the Manager would reimburse the
                                                                     The Fund 19

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

expenses of the Class B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under such Class B Shareholder Services Plan. During the period ended November 30, 2001 Class B shares were charged $154,853, of which $35,909 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2001, the fund was charged $99,292 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the act receives an annual fee of $50,000 and an attendance fee of $6,500 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Boards members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

20

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Trustees
General New York Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General New York Municipal Money Market Fund as of November 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the fund at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

                                             [ERNST & YOUNG LLP SIGNATURE LOGO]
New York, New York
January 3, 2002

                                                             The Fund  21


IMPORTANT TAX INFORMATION (Unaudited)

In accordance with Federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended November 30, 2001 as "exempt-interest dividends" (not subject to regular Federal and, for individuals who are New York residents, New York State and New York City personal income taxes).

22

NOTES

                   For More Information

                        General New York Municipal
                        Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        15 Broad Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166



To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online
or downloaded from:

http://www.dreyfus.com

(c) 2002 Dreyfus Service Corporation                                  574AR1101